Related Party Transactions (Details) - Schedule of Due to Related Parties - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties	€ (3,847,950)	€ (237,285)
Senior partner [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties	(3,847,166)	(237,200)
Other group companies [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties	(784)	(85)
Ultimate partner [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties
Credit pending to pay [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties	(3,800,000)
Credit pending to pay [Member] | Senior partner [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties	(3,800,000)
Credit pending to pay [Member] | Other group companies [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties
Credit pending collection [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties	71,660	(85)
Credit pending collection [Member] | Senior partner [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties	72,444
Credit pending collection [Member] | Other group companies [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties	(784)	(85)
Credit pending collection [Member] | Ultimate partner [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties
Trade payable [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties	(119,610)
Trade payable [Member] | Senior partner [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties	(119,610)
Trade payable [Member] | Other group companies [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties
Trade payable [Member] | Ultimate partner [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties
Trade payable to related party [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties		(237,200)
Trade payable to related party [Member] | Senior partner [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties		(237,200)
Trade payable to related party [Member] | Other group companies [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties
Trade payable to related party [Member] | Ultimate partner [Member]
Related Party Transactions (Details) - Schedule of Due to Related Parties [Line Items]
Due to related parties